Report of the directors financial review risk report - Management judgemental adjustments (Details) - Allowance for ECL - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Management judgemental adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ (169)	£ (100)
Management judgemental adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	7	2
Management judgemental adjustments | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(176)	(102)
Banks, sovereigns, government entities and low risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(3)	(18)
Banks, sovereigns, government entities and low risk counterparties | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(14)	(16)
Banks, sovereigns, government entities and low risk counterparties | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	11	(2)
Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(187)	(100)
Corporate lending adjustments | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(187)	(100)
Retail lending Inflation-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	7	8
Retail lending Inflation-related adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	7	8
Other macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2	3
Other macroeconomic-related adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2	3
Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	12	7
Other retail lending adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	12	£ 7
Corporate lending adjustments, heightened uncertainty | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(181)
Corporate lending adjustments, model limitations | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ (6)